Shareholders' Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Shareholders' Equity [Abstract]
Shareholders' Equity

Note 6:  Shareholders’ Equity

Preferred Stock - Series B Convertible Preferred Stock

As of September 30, 2017 and December 31, 2016, there were 5,659 shares of Preferred Stock – Series B issued and outstanding.

Common Stock

During the nine-month period ended September 30, 2017, options to purchase 46,073 shares were exercised for proceeds of $69 thousand.

Underwritten Public Offering

On May 24, 2017, the Company completed an underwritten offering of 3,300,000 shares of its common stock at an offering price of $2.00 and warrants to purchase up to 1,650,000 shares of common stock and realized net proceeds of $5.8 million dollars after underwriting discounts and offering expenses.   The shares and warrants were purchased by a single institutional investor and by Stillwater, LLC, an affiliate of the Company.  The Warrants have an exercise price of $2.45 per common share and a term of five years.

Warrants

On August 18, 2016, the Company entered into letter agreements with certain warrant holders pursuant to which such warrant holders agreed to exercise warrants to purchase a total of 2,216,500 of the Company’s common stock, at an exercise price of $2.05 per share, which they acquired in December 2015.

On August 24, 2016, in consideration for the exercise of the 2,216,500 warrant shares, the Company issued new common stock purchase warrants (the “New Warrants”) to purchase 2,947,949 shares of the Company’s common stock which is equal to 133% of the 2,216,500 warrant shares exercised. The  New  Warrants have an exercise price of $2.60 per share and are substantially similar to the warrants issued in December 2015, except that they are: (a) restricted; (b) not exercisable for six months from the date of issuance; and (c) have a term of five and a half years from the issuance date.

The Company raised approximately $4.5 million in gross proceeds from the transaction, which was used for general corporate purposes.

The issuance of the New Warrants was exempt from federal and state registration requirements.  The Company has filed a resale registration statement to register the shares of the Company’s common Stock issuable upon the exercise of the New Warrants.

At September 30, 2017 there were New Warrants outstanding to purchase 2,947,949 shares of Company’s common stock at an exercise price of $2.60, which expire in February 2023.  Warrants to purchase 383,500 shares remaining from the December 2015 issuance were outstanding at September 30, 2017 at an exercise price of $2.05, which expire in June 2021.

In addition, on March 24, 2017 a warrant to purchase 100,000 shares of common stock at an exercise price of $2.25 per share, was issued in conjunction with an unsecured line of credit as described in Note 4: Line of Credit, all of which remain outstanding as of September 30, 2017.

On May 24, 2017, as described above, the Company issued warrants to purchase up to 1,650,000 shares of common stock at an exercise price of $2.45 in conjunction with a public offering, all of which remain outstanding as of September 30, 2017.

Note 9 – Shareholders’ Equity

Preferred Stock - Series B Convertible Preferred Stock (“the Preferred Stock – Series B”)

The Company has designated 10,000 shares of the Company’s preferred stock as Preferred Stock – Series B at a stated value of $1,000 per share.  The Preferred Stock – Series B is convertible into common stock at a conversion price of $0.75 per share.   The holders of the Preferred Stock – Series B are not entitled to receive dividends unless the Company’s Board of Directors declare a dividend for holders of the Company’s common stock and then the dividend shall be equal to the amount that such holder would have been entitled to receive if the holder converted its Preferred Stock – Series B into shares of the Company’s common stock.  In the event of a liquidation, dissolution, or winding up of the Company, the Preferred Stock – Series B is entitled to receive liquidation preference before the Common Stock.  The Company may at its option redeem the Preferred Stock – Series B by providing the required notice to the holders of the Preferred Stock – Series B and paying an amount equal to $1,000 multiplied by the number of shares for all of such holder’s shares of outstanding Preferred Stock – Series B to be redeemed.

As of December 31, 2016 and 2015, there were 5,659 shares of Preferred Stock – Series B issued and outstanding.

Common Stock

On December 17, 2015, the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) pursuant to which the Company sold and issued 3,999,996 shares of the Company’s common stock, par value of $0.001 per share, at a price of $1.50 per share.  The net proceeds received after expenses were $5.5 million. In connection with the sale of the shares, the Company isssued warrants to purchase an additional 2,600,000 shares of common stock exercisable at a price of $2.05 per share beginning June 23, 2016 and expiring on June 23, 2021.

On September 3, 2015, the Company entered into an at the Market Offering Agreement (the “agreement”) with an investment bank as sales agent, pursuant to which the Company was to offer and sell shares of its common stock having an aggregate offering price of up to $4,500,000. The agreement was terminated effective December 17, 2015.  As of December 17, 2015, the Company sold 100,716 shares at sales prices ranging from $2.25 to $2.49 per share, resulting in $90 thousand in net proceeds.

The Company received approximately $45 thousand and $267 thousand from the exercise of 21,912 and 254,351 stock options during the years ended December 31, 2016 and 2015, respectively.

In August 2011, our Board of Directors approved a stock repurchase plan authorizing us to repurchase our common stock not to exceed $2.5 million in total value.  No shares were repurchased subsequent September 2012.  As of December 31, 2016,  authorization to repurchase $2.0 million in value of our common stock remained under this plan.

Warrant Transactions

On August 18, 2016, we entered into letter agreements with certain of our warrant holders pursuant to which such warrant holders agreed to exercise warrants to purchase a total of 2,216,500 shares of our common stock, at an exercise price of $2.05 per share, which they acquired in December 2015.

On August 24, 2016, in consideration for the exercise of the 2,216,500 warrant shares, we issued new common stock purchase warrants (the “New Warrants”) to purchase 2,947,949 shares of our common stock which is equal to 133% of the 2,216,500 warrant shares exercised. The New Warrants have an exercise price of $2.60 per share, and are not exercisable for six  months from the date of issuance, and have a term of five and a half years from the issuance date.

We raised approximately $4.3 million in net proceeds from the transaction, which will be used for general corporate purposes.

The issuance of the New Warrants was exempt from federal and state registration requirements.  During 2016, the Company filed a resale registration statement to register the shares of our common stock issuable upon the exercise of the New Warrants.

At December 31, 2016, there were New Warrants outstanding to purchase 2,947,949 shares of our common stock at an exercise price of $2.60 per share, which expire in February 2022.  In addition, warrants to purchase 383,500 shares remaining from the December 2015 issuance were outstanding at December 31, 2016 at an exercise price of $2.05 per share, which expire in June 2021.